Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Net Revenue	$ 285,502	$ 240,772	$ 814,842	$ 703,114
Ireland
Segment Reporting Information [Line Items]
Net Revenue	41,129	13,872	110,891	67,305
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	80,466	91,696	253,740	258,641
U.S.
Segment Reporting Information [Line Items]
Net Revenue	129,564	103,992	351,548	290,382
Rest of World
Segment Reporting Information [Line Items]
Net Revenue	$ 34,343	$ 31,212	$ 98,663	$ 86,786